Payments, by Category - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Total	$ 212,780,000	$ 104,320,000	$ 94,050,000	$ 59,060,000	$ 6,087,000	$ 476,297,000